Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Long-term rental deposits	¥ 50,509		¥ 23,991
Prepaid long-term celebrity endorsement fees	3,996		5,687
Prepaid consideration for an acquisition	95,427
Others	2,126		1,201
Other assets, noncurrent	¥ 152,058	$ 23,304	¥ 30,879